Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Description of Business [Abstract]
Description of Business
1.	Description of Business

SG Blocks, Inc. (the “Company” or “SGB”) was previously known as CDSI Holdings, Inc. (a Delaware corporation incorporated on December 29, 1993). On November 4, 2011, the Company’s wholly-owned subsidiary was merged with and into SG Building Blocks, Inc. (“SG Building,” formerly SG Blocks Inc.) (the “Merger”), with SG Building surviving the Merger and becoming a wholly-owned subsidiary of the Company. The Merger was a reverse merger that was accounted for as a recapitalization of SG Building as SG Building was the accounting acquirer. Accordingly, the historical financial statements presented are the financial statements of SG Building.

The Company is a provider of code engineered cargo shipping containers that it modifies and delivers to meet the growing demand for safe and green commercial, industrial and residential building construction. Rather than consuming new steel and lumber, it capitalizes on the structural engineering and design parameters a shipping container must meet and repurposes them for use in building. It offers the construction industry a safer, greener, faster, longer lasting and more economical alternative to conventional construction methods.

The Company also provides engineering and project management services related to the use of modified containers in construction.

Reverse Stock Split

In December 2016, our Board of Directors and a majority of our stockholders approved a 1-for-3 reverse stock split of our common stock and our preferred stock. On February 28, 2017, the Company effected the reverse stock split upon filing a charter amendment with the Secretary of State of the State of Delaware. The consolidated financial statements of SG Blocks, Inc. and subsidiaries as of December 31, 2016 and the three month period ended March 31, 2017 (Successor) and the related notes thereto for the Successor have been adjusted to reflect the 1-for-3 reverse stock split.

1.	Description of Business

SG Blocks, Inc. (the “Company”) was previously known as CDSI Holdings, Inc. (a Delaware corporation incorporated on December 29, 1993). On November 4, 2011, the Company’s wholly-owned subsidiary was merged with and into SG Building Blocks, Inc. (“SG Building,” formerly SG Blocks Inc.) (the “Merger”), with SG Building surviving the Merger and becoming a wholly-owned subsidiary of the Company. The Merger was a reverse merger that was accounted for as a recapitalization of SG Building as SG Building was the accounting acquirer. Accordingly, the historical financial statements presented are the financial statements of SG Building.

The Company is a provider of code engineered cargo shipping containers that it modifies and delivers to meet the growing demand for safe and green for commercial, industrial and residential building construction. Rather than consuming new steel and lumber, it capitalizes on the structural engineering and design parameters a shipping container must meet and repurposes them for use in building. It offers the construction industry a safer, greener, faster, longer lasting and more economical alternative to conventional construction methods.

The Company also provides engineering and project management services related to the use of modified containers in construction.

Reverse Stock Split

In December 2016, our Board of Directors and a majority of our stockholders approved a 1-for-3 reverse stock split of our common stock and our preferred stock. The consolidated financial statements of SG Blocks, Inc. and subsidiaries as of December 31, 2016 and the six month period ended December 31, 2016 (Successor) and the related notes thereto related to the Successor have been adjusted to reflect the 1-for-3 reverse stock split.